                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT            11/14/2011
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       __________

Form 13F Information Table Entry Total:          45
Form 13F Information Table Value Total:   2,579,871
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

COLUMN 1                       COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ------------- --------- -------- ---------------- ---------- -------- --------------------------
                                                                                                        VOTING AUTHORITY
                                TITLE OF               VALUE     SHARES OR     INVESTMENT  OTHER   --------------------------
NAME OF ISSUER                   CLASS       CUSIP   (X$1000) PRINCIPAL AMOUNT DISCRETION MANAGERS   SOLE    SHARED   NONE
---------------------------- ------------- --------- -------- ---------------- ---------- -------- --------- ------ ---------
ANNALY CAP MGMT INC          COM           035710409   61,240  3,682,500 SH    SOLE                3,682,500
BLUE COAT SYSTEMS INC        COM NEW       09534T508   20,612  1,485,000 SH    SOLE                1,485,000
CARMAX INC                   COM           143130102   14,978    628,000 SH    SOLE                  628,000
COCA COLA CO                 COM           191216100  100,718  1,490,800 SH    SOLE                1,490,800
COMCAST CORP NEW             CL A SPL      20030N200  115,924  5,602,900 SH    SOLE                5,602,900
COMCAST CORP NEW             CL A          20030N101   40,090  1,918,200 SH    SOLE                                 1,918,200
CONSOL ENERGY INC            COM           20854P109   12,452    367,000 SH    SOLE                  367,000
CYPRESS SEMICONDUCTOR CORP   COM           232806109   16,618  1,110,100 SH    SOLE                1,110,100
EBAY INC                     COM           278642103  100,697  3,414,600 SH    SOLE                3,414,600
ECHOSTAR CORP                CL A          278768106   42,046  1,859,600 SH    SOLE                1,859,600
EL PASO CORP                 COM           28336L109   76,276  4,363,600 SH    SOLE                4,363,600
EXPRESS SCRIPTS INC          COM           302182100   37,441  1,010,000 SH    SOLE                1,010,000
FBR & CO                     COM           30247C301    4,495  1,888,490 SH    SOLE                1,888,490
FISERV INC                   COM           337738108   59,780  1,177,475 SH    SOLE                1,177,475
FLOWSERVE CORP               COM           34354P105   13,594    183,700 SH    SOLE                  183,700
FOREST OIL CORP              COM PAR $0.01 346091705   81,418  5,654,054 SH    SOLE                5,654,054
GOOGLE INC                   CL A          38259P508  165,939    322,600 SH    SOLE                  322,600
KRAFT FOODS INC              CL A          50075N104   17,698    527,049 SH    SOLE                  527,049
LIBERTY MEDIA CORP NEW       CAP COM SER A 53071M302  169,069  2,557,003 SH    SOLE                2,557,003
LIVE NATION ENTERTAINMENT IN COM           538034109    4,699    586,700 SH    SOLE                  586,700
MAIDEN HOLDINGS LTD          SHS           G5753U112   34,916  4,724,700 SH    SOLE                4,724,700
MBIA INC                     COM           55262C100    2,118    291,400 SH    SOLE                  291,400
MUELLER INDS INC             COM           624756102   21,610    560,000 SH    SOLE                  560,000
NEUTRAL TANDEM INC           COM           64128B108    3,839    396,620 SH    SOLE                  396,620
NEWELL RUBBERMAID INC        COM           651229106   11,870  1,000,000 SH    SOLE                1,000,000
PHI INC                      COM NON VTG   69336T205    4,548    237,636 SH    SOLE                                   237,636
PHI INC                      COM VTG       69336T106    4,297    254,279 SH    SOLE                  254,279
PHILIP MORRIS INTL INC       COM           718172109  140,043  2,245,000 SH    SOLE                2,245,000
SCORPIO TANKERS INC          SHS           Y7542C106   13,604  2,576,494 SH    SOLE                2,576,494
SEACOR HOLDINGS INC          COM           811904101   37,977    473,471 SH    SOLE                  473,471
SOUTHERN UN CO NEW           COM           844030106  231,121  5,696,834 SH    SOLE                5,696,834
STARBUCKS CORP               COM           855244109   85,029  2,280,200 SH    SOLE                2,280,200
STATE BK FINL CORP           COM           856190103   32,144  2,547,100 SH    SOLE                2,547,100
SUPERIOR ENERGY SVCS INC     COM           868157108    6,744    257,000 SH    SOLE                  257,000
TAKE-TWO INTERACTIVE SOFTWAR COM           874054109   52,428  4,121,700 SH    SOLE                4,121,700
TEKELEC                      COM           879101103   42,128  6,974,844 SH    SOLE                6,974,844
TIME WARNER INC              COM NEW       887317303   24,485    817,000 SH    SOLE                  817,000
UTI WORLDWIDE INC            ORD           G87210103   37,662  2,888,200 SH    SOLE                2,888,200
VERISIGN INC                 COM           92343E102   27,609    965,000 SH    SOLE                  965,000
VIASAT INC                   COM           92552V100   14,323    430,000 SH    SOLE                  430,000
VISA INC                     COM CL A      92826C839  178,709  2,084,800 SH    SOLE                2,084,800
WEBMD HEALTH CORP            COM           94770V102  173,945  5,769,308 SH    SOLE                5,769,308
WELLS FARGO & CO NEW         COM           949746101    9,512    394,356 SH    SOLE                  394,356
WILLIAMS COS INC DEL         COM           969457100  187,998  7,723,822 SH    SOLE                7,723,822
YAHOO INC                    COM           984332106   45,428  3,452,000 SH    SOLE                3,452,000

VALUE TOTAL                  ENTRY TOTAL
-----------                  -----------
2,579,871                    45